Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Assets and liabilities measured at fair value on a recurring basis
end of 2022	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	198	0	–		–		198
Interest-bearing deposits with banks	0	14	0	–		–		14
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	100	40,693	0	–		–		40,793
Securities received as collateral	2,318	660	0	–		–		2,978
Trading assets	33,697	104,234	3,828	(76,841)		543		65,461
of which debt securities	13,084	22,862	1,211	–		31		37,188
of which foreign governments	10,117	5,597	86	–		–		15,800
of which corporates	2,718	4,572	413	–		31		7,734
of which RMBS	5	10,417	444	–		–		10,866
of which CDO	197	941	216	–		–		1,354
of which equity securities	11,745	676	222	–		512		13,155
of which derivatives	7,571	78,710	1,661	(76,841)		–		11,101
of which interest rate products	1,617	31,051	671	–		–		–
of which foreign exchange products	24	25,466	17	–		–		–
of which equity/index-related products	5,927	18,669	295	–		–		–
of which credit derivatives	0	3,059	130	–		–		–
of which other derivatives	0	196	548	–		–		–
of which other trading assets	1,297	1,986	734	–		–		4,017
Investment securities	2	795	0	–		–		797
Other investments	0	17	3,312	–		401		3,730
of which other equity investments	0	17	2,724	–		328		3,069
of which life finance instruments	0	0	587	–		–		587
Loans	0	6,318	1,040	–		–		7,358
of which commercial and industrial loans	0	2,381	300	–		–		2,681
of which financial institutions	0	2,591	398	–		–		2,989
of which government and public institutions	0	1,112	254	–		–		1,366
Other intangible assets (mortgage servicing rights)	0	44	359	–		–		403
Other assets	78	8,315	773	(220)		–		8,946
of which failed purchases	54	664	12	–		–		730
of which loans held-for-sale	0	7,165	648	–		–		7,813
Total assets at fair value	36,195	161,288	9,312	(77,061)		944		130,678
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2022	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	490	0	–		–		490
Customer deposits	0	2,212	252	–		–		2,464
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	14,042	0	–		–		14,042
Obligation to return securities received as collateral	2,318	660	0	–		–		2,978
Trading liabilities	13,131	83,348	1,881	(80,022)		–		18,338
of which short positions	6,557	2,595	16	–		–		9,168
of which debt securities	3,229	2,232	1	–		–		5,462
of which foreign governments	3,150	272	0	–		–		3,422
of which corporates	53	1,957	1	–		–		2,011
of which equity securities	3,328	363	15	–		–		3,706
of which derivatives	6,574	80,753	1,640	(80,022)		–		8,945
of which interest rate products	1,566	30,288	118	–		–		–
of which foreign exchange products	20	26,176	1	–		–		–
of which equity/index-related products	4,981	20,731	1,083	–		–		–
of which credit derivatives	0	3,157	242	–		–		–
of which other derivatives	4	211	196	–		–		–
of which other trading liabilities	0	0	225	–		–		225
Short-term borrowings	0	6,330	453	–		–		6,783
Long-term debt	0	52,014	6,707	–		–		58,721
of which structured notes over one year and up to two years	0	10,697	439	–		–		11,136
of which structured notes over two years	0	23,409	4,307	–		–		27,716
of which other debt instruments over two years	0	2,961	1,728	–		–		4,689
of which high-trigger instruments	0	7,528	0	–		–		7,528
Other liabilities	133	3,808	203	(1,844)		–		2,300
Total liabilities at fair value	15,582	162,904	9,496	(81,866)		–		106,116
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2021	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	308	0	–		–		308
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	68,623	0	–		–		68,623
Securities received as collateral	13,848	1,155	14	–		–		15,017
Trading assets	54,085	146,521	4,503	(94,633)		665		111,141
of which debt securities	12,191	40,700	1,225	–		82		54,198
of which foreign governments	11,996	11,377	35	–		–		23,408
of which corporates	72	8,958	478	–		82		9,590
of which RMBS	0	17,033	424	–		–		17,457
of which equity securities	34,282	1,486	195	–		583		36,546
of which derivatives	6,224	103,781	2,187	(94,633)		–		17,559
of which interest rate products	721	47,934	624	–		–		–
of which foreign exchange products	123	20,686	53	–		–		–
of which equity/index-related products	5,348	29,808	212	–		–		–
of which other derivatives	0	196	1,034	–		–		–
of which other trading assets	1,388	554	896	–		–		2,838
Investment securities	2	1,003	0	–		–		1,005
Other investments	0	23	3,666	–		405		4,094
of which other equity investments	0	23	2,863	–		351		3,237
of which life finance instruments	0	0	789	–		–		789
Loans	0	8,709	1,534	–		–		10,243
of which commercial and industrial loans	0	2,267	717	–		–		2,984
of which financial institutions	0	3,840	465	–		–		4,305
of which government and public institutions	0	1,747	289	–		–		2,036
Other intangible assets (mortgage servicing rights)	0	57	167	–		–		224
Other assets	121	8,750	694	(381)		–		9,184
of which failed purchases	98	1,135	11	–		–		1,244
of which loans held-for-sale	0	6,818	562	–		–		7,380
Total assets at fair value	68,056	235,149	10,578	(95,014)		1,070		219,839
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2021	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	477	0	–		–		477
Customer deposits	0	3,306	394	–		–		3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	13,213	0	–		–		13,213
Obligation to return securities received as collateral	13,848	1,155	14	–		–		15,017
Trading liabilities	19,419	105,828	2,809	(100,522)		1		27,535
of which short positions	11,689	4,974	25	–		1		16,689
of which debt securities	2,809	4,865	3	–		–		7,677
of which foreign governments	2,667	968	0	–		–		3,635
of which corporates	113	3,839	3	–		–		3,955
of which equity securities	8,880	109	22	–		1		9,012
of which derivatives	7,730	100,854	2,542	(100,522)		–		10,604
of which interest rate products	776	44,003	26	–		–		–
of which foreign exchange products	133	22,646	57	–		–		–
of which equity/index-related products	6,812	27,919	1,787	–		–		–
of which other trading liabilities	0	0	242	–		–		242
Short-term borrowings	0	9,658	1,032	–		–		10,690
Long-term debt	0	59,046	9,676	–		–		68,722
of which structured notes over one year and up to two years	0	11,036	1,464	–		–		12,500
of which structured notes over two years	0	24,168	6,318	–		–		30,486
of which other debt instruments over two years	0	3,223	1,854	–		–		5,077
of which high-trigger instruments	0	10,702	0	–		–		10,702
Other liabilities	348	2,031	518	(305)		–		2,592
Total liabilities at fair value	33,615	194,714	14,443	(100,827)		1		141,946
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
2022	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0	0	0	3	(3)	0	0	0	0	0	0	0	0	0
Securities received as collateral	14	0	0	0	(14)	0	0	0	0	0	0	0	0	0	0	0
Trading assets	4,503	1,818	(2,057)	5,563	(5,184)	967	(1,076)	83	(847)	0	(9)	0	0	67	3,828	(193)
of which debt securities	1,225	1,206	(1,090)	4,622	(4,185)	0	0	(106)	(499)	0	(9)	0	0	47	1,211	215
of which corporates	478	452	(582)	3,933	(3,342)	0	0	(97)	(464)	0	0	0	0	35	413	226
of which RMBS	424	312	(179)	306	(564)	0	0	3	133	0	0	0	0	9	444	4
of which CDO	245	201	(138)	103	(148)	0	0	(5)	(39)	0	(9)	0	0	6	216	(6)
of which derivatives	2,187	406	(824)	0	0	967	(918)	144	(301)	0	0	0	0	0	1,661	(328)
of which interest rate products	624	11	(182)	0	0	89	(66)	(5)	229	0	0	0	0	(29)	671	166
of which equity/index-related products	212	262	(416)	0	0	473	(284)	106	(55)	0	0	0	0	(3)	295	2
of which credit derivatives	264	115	(189)	0	0	65	(142)	31	(19)	0	0	0	0	5	130	1
of which other derivatives	1,034	9	(4)	0	0	330	(317)	4	(537)	0	0	0	0	29	548	(489)
of which other trading assets	896	27	(51)	827	(923)	0	(158)	6	94	0	0	0	0	16	734	(123)
Other investments	3,666	69	(13)	65	(207)	0	0	0	(253)	0	(57)	0	0	42	3,312	(95)
of which other equity investments	2,863	69	0	37	(17)	0	0	0	(190)	0	(65)	0	0	27	2,724	(50)
of which life finance instruments	789	0	0	28	(182)	0	0	0	(63)	0	0	0	0	15	587	(45)
Loans	1,534	566	(470)	16	(45)	63	(667)	39	(46)	0	(6)	0	0	56	1,040	(92)
of which commercial and industrial loans	717	163	(327)	0	(18)	4	(218)	12	(50)	0	(6)	0	0	23	300	(74)
of which financial institutions	465	141	(41)	15	(15)	58	(293)	16	29	0	0	0	0	23	398	9
of which government and public institutions	289	91	(39)	1	0	1	(72)	1	(24)	0	0	0	0	6	254	(25)
Other intangible assets (mortgage servicing rights)	167	187	0	0	0	0	0	0	4	0	0	0	0	1	359	4
Other assets	694	452	(289)	743	(593)	157	(417)	46	(49)	0	3	0	0	26	773	(31)
of which loans held-for-sale	562	379	(232)	724	(591)	157	(415)	15	26	0	0	0	0	23	648	(15)
Total assets at fair value	10,578	3,092	(2,829)	6,387	(6,043)	1,190	(2,163)	168	(1,191)	0	(69)	0	0	192	9,312	(407)
Liabilities (CHF million)
Customer deposits	394	0	0	0	0	0	(18)	0	(49)	0	0	0	(57)	(18)	252	(120)
Obligation to return securities received as collateral	14	0	0	0	(14)	0	0	0	0	0	0	0	0	0	0	0
Trading liabilities	2,809	1,784	(1,381)	33	(106)	844	(2,066)	52	(165)	0	0	0	0	77	1,881	224
of which derivatives	2,542	1,651	(1,353)	0	0	844	(2,066)	51	(98)	0	0	0	0	69	1,640	216
of which equity/index-related products	1,787	615	(1,027)	0	0	476	(520)	(5)	(273)	0	0	0	0	30	1,083	(38)
of which credit derivatives	374	991	(201)	0	0	176	(1,329)	26	172	0	0	0	0	33	242	152
of which other derivatives	298	0	(5)	0	0	143	(174)	3	(79)	0	0	0	0	10	196	(5)
Short-term borrowings	1,032	204	(684)	0	0	785	(815)	(75)	(8)	0	0	0	0	14	453	9
Long-term debt	9,676	3,088	(6,609)	0	0	7,730	(5,575)	(557)	(785)	0	0	(51)	(350)	140	6,707	(422)
of which structured notes over two years	6,318	2,502	(4,930)	0	0	6,589	(4,729)	(418)	(737)	0	0	(49)	(344)	105	4,307	(487)
of which other debt instruments over two years	1,854	0	0	0	0	166	(279)	0	(38)	0	0	0	0	25	1,728	83
Other liabilities	518	126	(305)	22	(89)	110	(136)	82	(90)	(46)	1	0	0	10	203	11
Total liabilities at fair value	14,443	5,202	(8,979)	55	(209)	9,469	(8,610)	(498)	(1,097)	(46)	1	(51)	(407)	223	9,496	(298)
Net assets/(liabilities) at fair value	(3,865)	(2,110)	6,150	6,332	(5,834)	(8,279)	6,447	666	(94)	46	(70)	51	407	(31)	(184)	(109)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 2022, changes in net unrealized gains/(losses) of CHF (472) million and CHF (50) million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF 413 million were recorded in gains/(losses) on liabilities relating to credit risk in accumulated other comprehensive income/(loss).

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues		Other revenues		Accumulated other comprehensive income
2021	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Securities received as collateral	101	0	0	73	(164)	0	0	0	0	0	0	0	0	4	14	0
Trading assets	7,535	1,345	(3,413)	4,867	(5,685)	874	(1,629)	(133)	509	0	(1)	0	0	234	4,503	52
of which debt securities	2,253	878	(1,701)	3,668	(4,141)	0	0	(331)	509	0	(1)	0	0	91	1,225	103
of which corporates	1,270	471	(747)	2,753	(3,483)	0	0	(321)	472	0	0	0	0	63	478	154
of which RMBS	557	158	(615)	654	(385)	0	0	(25)	59	0	0	0	0	21	424	(15)
of which derivatives	3,911	314	(1,551)	0	0	874	(1,514)	79	(16)	0	0	0	0	90	2,187	116
of which interest rate products	733	58	(222)	0	0	175	(79)	(8)	(14)	0	0	0	0	(19)	624	141
of which other derivatives	1,079	1	0	0	0	311	(325)	0	(73)	0	0	0	0	41	1,034	(81)
of which other trading assets	1,247	31	(90)	1,035	(1,371)	0	(115)	62	49	0	0	0	0	48	896	(96)
Other investments	3,054	99	(758)	1,517	(663)	0	0	0	86	0	267	0	0	64	3,666	120
of which other equity investments	2,132	65	(757)	1,482	(448)	0	0	0	96	0	263	0	0	30	2,863	80
of which life finance instruments	920	0	0	33	(188)	0	0	0	(10)	0	0	0	0	34	789	39
Loans	3,669	257	(1,315)	362	(194)	207	(1,620)	7	55	0	(3)	0	0	109	1,534	(59)
of which commercial and industrial loans	1,347	213	(364)	10	(133)	162	(643)	19	74	0	(3)	0	0	35	717	6
of which financial institutions	1,082	43	(340)	0	(42)	34	(409)	1	70	0	0	0	0	26	465	27
of which government and public institutions	729	1	(298)	0	(1)	(1)	(68)	(12)	(88)	0	0	0	0	27	289	(87)
Other intangible assets (mortgage servicing rights)	180	0	0	22	0	0	0	0	0	0	(42)	0	0	7	167	(42)
Other assets	1,825	370	(902)	3,447	(3,269)	120	(924)	14	(41)	0	0	0	0	54	694	(137)
of which loans held-for-sale	1,576	360	(855)	3,394	(3,222)	120	(921)	25	41	0	0	0	0	44	562	(104)
Total assets at fair value	16,364	2,071	(6,388)	10,288	(9,975)	1,201	(4,173)	(112)	609	0	221	0	0	472	10,578	(66)
Liabilities (CHF million)
Customer deposits	448	0	0	0	0	0	0	0	(18)	0	0	0	(14)	(22)	394	(29)
Obligation to return securities received as collateral	101	0	0	73	(164)	0	0	0	0	0	0	0	0	4	14	0
Trading liabilities	4,246	1,007	(2,703)	45	(56)	1,135	(1,498)	340	138	0	0	0	0	155	2,809	653
of which derivatives	3,937	838	(2,553)	0	0	1,135	(1,498)	340	201	0	0	0	0	142	2,542	644
of which equity/index-related products	2,010	562	(1,498)	0	0	581	(644)	353	352	0	0	0	0	71	1,787	712
Short-term borrowings	701	359	(550)	0	0	1,766	(1,363)	(35)	128	0	0	0	0	26	1,032	72
Long-term debt	7,268	4,767	(6,677)	0	0	11,323	(6,863)	(38)	(316)	0	(5)	0	(50)	267	9,676	(32)
of which structured notes over one year and up to two years	1,133	1,802	(1,979)	0	0	2,052	(1,663)	(26)	104	0	0	(1)	(1)	43	1,464	(2)
of which structured notes over two years	5,526	2,965	(4,314)	0	0	7,540	(5,038)	11	(528)	0	0	1	(47)	202	6,318	(312)
of which other debt instruments over two years	165	0	(2)	0	0	1,616	(36)	0	105	0	0	0	0	6	1,854	306
Other liabilities	1,271	21	(556)	51	(89)	116	(501)	10	(28)	113	66	0	0	44	518	26
Total liabilities at fair value	14,035	6,154	(10,486)	169	(309)	14,340	(10,225)	277	(96)	113	61	0	(64)	474	14,443	690
Net assets/(liabilities) at fair value	2,329	(4,083)	4,098	10,119	(9,666)	(13,139)	6,052	(389)	705	(113)	160	0	64	(2)	(3,865)	(756)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 2021, changes in net unrealized gains/(losses) of CHF (841) million and CHF 82 million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF 3 million were recorded in gains/(losses) on liabilities relating to credit risk in accumulated other comprehensive income/(loss).

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets measured at fair value on a recurring basis
end of 2022	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading assets	3,828
of which debt securities	1,211
of which corporates	413
of which	118	Discounted cash flow	Credit spread, in bp		10	7,589	620
			Price, in %		0	101	53
of which	75	Market comparable	Price, in %		0	101	51
			Price, in actuals		1	218	29
of which	216	Price	Price, in %		30	126	87
			Price, in actuals		0	11,640	2,203
of which RMBS	444	Discounted cash flow	Discount rate, in %		3	33	12
of which derivatives	1,661
of which interest rate products	671
of which	1	Discounted cash flow	Volatility, in %		95	110	103
of which	662	Option model	Contingent probability, in %		95	95	95
			Correlation, in %		(4)	100	73
			Mean reversion, in %	[2]	25	25	25
			Prepayment rate, in %		14	19	17
			Volatility, in %		(3)	1	(1)
of which other derivatives	548	Discounted cash flow	Market implied life expectancy, in years		2	13	6
			UK Mortality, in %		74	139	99
of which other trading assets	734
of which	458	Discounted cash flow	Market implied life expectancy, in years		3	13	6
			Tax swap rate, in %		30	30	30
of which	251	Market comparable	Price, in %		0	109	27
of which	25	Option model	Mortality rate, in %		0	70	6
Other investments	3,312
of which other equity investments	2,724
of which	2,443	Market comparable	Price, in actuals		0	275	109
of which	174	Price	Price, in actuals		1	15	13
of which	46	Discounted cash flow	Discount rate, in %		8	8	8
of which life finance instruments	587	Discounted cash flow	Market implied life expectancy, in years		2	15	6
Loans	1,040
of which commercial and industrial loans	300
of which	124	Discounted cash flow	Credit spread, in bp		280	2,596	756
of which	22	Market comparable	Price, in %		74	74	74
of which	153	Price	Price, in %		6	100	53
of which financial institutions	398
of which	282	Discounted cash flow	Credit spread, in bp		242	1,278	497
of which	115	Price	Price, in %		22	72	66
of which government and public institutions	254
of which	158	Discounted cash flow	Credit spread, in bp		534	1,339	680
of which	96	Price	Price, in %		35	42	36
Other assets	773
of which loans held-for-sale	648
of which	258	Discounted cash flow	Credit spread, in bp		299	594	368
			Recovery rate, in %		55	55	55
of which	363	Market comparable	Price, in %		0	145	78
of which	14	Price	Price, in %		0	79	59
1 Weighted average is calculated based on the fair value of the instruments.
2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 assets measured at fair value on a recurring basis (continued)
end of 2021	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading assets	4,503
of which debt securities	1,225
of which corporates	478
of which	124	Discounted cash flow	Credit spread, in bp		50	1,290	701
			Price, in %		0	100	47
			Recovery rate, in %		39	39	1
of which	107	Market comparable	Price, in %		0	110	63
of which	55	Option model	Correlation, in %		(50)	100	68
			Fund gap risk, in %	[2]	0	3	1
			Volatility, in %		0	163	17
of which	69	Price	Price, in %		35	120	92
of which	145	Vendor price	Price, in actuals		0	123	79
of which RMBS	424	Discounted cash flow	Discount rate, in %		1	29	13
of which derivatives	2,187
of which interest rate products	624
of which	6	Discounted cash flow	Funding spread, in bp		109	166	127
			Volatility, in %		0	100	97
of which	612	Option model	Correlation, in %		(4)	100	9
			Mean reversion, in %	[3]	(55)	(8)	0
			Prepayment rate, in %		0	21	17
			Volatility, in %		(3)	1	0
of which other derivatives	1,034	Discounted cash flow	Market implied life expectancy, in years		2	14	6
			Mortality rate, in %		73	138	99
of which other trading assets	896
of which	611	Discounted cash flow	Market implied life expectancy, in years		3	14	7
			Tax swap rate, in %		30	30	30
of which	189	Market comparable	Price, in %		0	130	34
of which	93	Option model	Mortality rate, in %		0	70	6
Other investments	3,666
of which other equity investments	2,863
of which	929	Adjusted NAV	Price, in actuals		287	287	287
of which	1,919	Price	Price, in actuals		1	1,292	54
of which life finance instruments	789	Discounted cash flow	Market implied life expectancy, in years		2	16	6
Loans	1,534
of which commercial and industrial loans	717
of which	474	Discounted cash flow	Credit spread, in bp		184	3,325	809
of which	6	Market comparable	Price, in %		19	19	19
of which	209	Price	Price, in %		0	100	50
of which financial institutions	465
of which	327	Discounted cash flow	Credit spread, in bp		0	3,212	921
of which	158	Price	Price, in %		14	76	31
Other assets	694
of which loans held-for-sale	562
of which	281	Discounted cash flow	Credit spread, in bp		0	563	314
of which	254	Market comparable	Price, in %		0	139	67
of which	16	Price	Price, in %		0	75	54
1 Weighted average is calculated based on the fair value of the instruments.
2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
3 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities measured at fair value on a recurring basis
end of 2022	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading liabilities	1,881
of which derivatives	1,640
of which equity/index-related products	1,083
of which	1,040	Option model	Correlation, in %		(50)	100	71
			Dividend yield, in %		0	13	5
			Fund gap risk, in %	[2]	0	2	0
			Volatility, in %		5	148	29
of which	31	Price	Price, in actuals		0	1,197	34
of which credit derivatives	242
of which	162	Discounted cash flow	Credit spread, in bp		3	2,149	341
			Discount rate, in %		6	17	11
			Recovery rate, in %		10	100	69
of which	9	Market comparable	Price, in %		71	101	86
of which	10	Option model	Credit spread, in bp		47	1,528	194
of which	3	Price	Price, in %		74	102	101
of which other derivatives	196	Discounted cash flow	Market implied life expectancy, in years		2	18	6
			UK Mortality, in %		74	103	97
Short-term borrowings	453
of which	8	Discounted cash flow	Credit spread, in bp		142	276	267
of which	338	Option model	Correlation, in %		(50)	100	75
			Buyback probability, in %	[3]	50	100	76
			Volatility, in %		5	148	27
of which	94	Price	Price, in %		20	20	20
			Price, in actuals		1,296	1,296	1,296
Long-term debt	6,707
of which structured notes over two years	4,307
of which	508	Discounted cash flow	Credit spread, in bp		10	430	142
of which	3,793	Option model	Buyback probability, in %	[3]	50	100	76
			Correlation, in %		(50)	100	75
			Credit spread, in bp		27	358	326
			Fund gap risk, in %	[2]	0	2	0
			Mean reversion, in %	[4]	25	25	25
			Unadjusted NAV, in actuals		389	416	412
			Volatility, in %		0	148	27
of which	6	Price	Price, in %		17	17	17
of which other debt instruments over two years	1,728
of which	358	Option model	Buyback probability, in %	[3]	50	100	76
			Credit spread, in bp		50	770	317
			Price, in actuals		8	8	8
of which	1,370	Price	Price, in actuals		8	8	8
1 Weighted average is calculated based on the fair value of the instruments.
2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
3 Estimate of probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities measured at fair value on a recurring basis (continued)
end of 2021	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading liabilities	2,809
of which derivatives	2,542
of which equity/index-related products	1,787
of which	1,696	Option model	Buyback probability, in %	[2]	50	100	72
			Correlation, in %		(50)	100	67
			Dividend yield, in %		0	7	4
			Unadjusted NAV, in actuals		101	440	358
			Volatility, in %		(1)	163	17
of which	63	Price	Price, in actuals		0	849	2
Short-term borrowings	1,032
of which	24	Discounted cash flow	Credit spread, in bp		0	181	51
of which	905	Option model	Buyback probability, in %	[2]	50	100	72
			Correlation, in %		(50)	100	70
			Fund gap risk, in %	[3]	0	3	1
			Gap risk, in %	[3]	0	3	1
			Unadjusted NAV, in actuals		101	440	358
			Volatility, in %		0	163	16
of which	73	Price	Price, in %		34	120	94
Long-term debt	9,676
of which structured notes over one year and up to two years	1,464	Option model	Buyback probability, in %	[2]	50	100	72
			Correlation, in %		(50)	100	69
			Fund gap risk, in %	[3]	0	3	1
			Gap risk, in %	[3]	0	3	1
			Unadjusted NAV, in actuals		101	440	358
			Volatility, in %		0	163	16
of which structured notes over two years	6,318
of which	474	Discounted cash flow	Credit spread, in bp		8	702	72
of which	5,813	Option model	Buyback probability, in %	[2]	50	100	72
			Correlation, in %		(50)	100	75
			Credit spread, in bp		3	92	75
			Fund gap risk, in %	[3]	0	3	1
			Unadjusted NAV, in actuals		101	440	358
			Volatility, in %		0	163	19
of which	9	Price	Price, in %		26	26	26
of which other debt instruments over two years	1,854
of which	382	Option model	Buyback probability, in %	[2]	50	100	72
			Correlation, in %		16	30	24
			Price, in actuals		9	9	9
of which	1,472	Price	Price, in actuals		9	35	9
1 Weighted average is calculated based on the fair value of the instruments.
2 Estimate of probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.

Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
Gains/(losses) attributable to changes in instrument-specific credit risk
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2022	Cumulative	2021		2022	2021
Financial instruments (CHF million)
Customer deposits	57	0	14		0	0
Short-term borrowings	19	(25)	19		0	0
Long-term debt	6,934	4,751	266		(31)	103
of which treasury debt over two years	3,670	2,742	(129)		0	0
of which structured notes over two years	2,666	1,501	359		(31)	103
Total	7,010	4,726	299		(31)	103
1 Amounts are reflected gross of tax.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions of investment funds measured at NAV per share
	2022						2021
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value of investment funds and unfunded commitments (CHF million)
Funds held in trading assets and trading liabilities	128		415		543	14	193		471		664	24
Private equity funds	59		0		59	48	40		0		40	42
Hedge funds	13		1		14	1	12		2		14	1
Equity method investment funds	315		13		328	114	336		15		351	124
Funds held in other investments	387		14		401	163	388		17		405	167
Total fair value of investment funds and unfunded commitments	515	[1]	429	[2]	944	177	581	[3]	488	[4]	1,069	191
1 CHF 276 million of the underlying assets had known liquidation periods and for CHF 239 million, the timing of liquidation was unknown.
2 CHF 234 million was redeemable on demand with a notice period of primarily less than 30 days.
3 CHF 339 million of the underlying assets had known liquidation periods and for CHF 242 million, the timing of liquidation was unknown.
4 CHF 304 million was redeemable on demand with a notice period of primarily less than 30 days.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Text Block]
Assets and liabilities measured at fair value on a nonrecurring basis
end of 2022	Level 1	Level 2	Level 3	Total
Assets (CHF million)
Other investments	0	259	106	365
of which equity method investments	0	0	78	78
of which equity securities (without a readily determinable fair value)	0	259	28	287
Net loans	0	14	1	15
Other assets	0	39	44	83
of which loans held-for-sale	0	39	32	71
of which real estate held-for-sale	0	0	12	12
Total assets recorded at fair value on a nonrecurring basis	0	312	151	463
Liabilities (CHF million)
Other liabilities	0	2	21	23
of which commitments held-for-sale	0	2	21	23
Total liabilities recorded at fair value on a nonrecurring basis	0	2	21	23

end of 2021
Assets (CHF million)
Other investments	0	0	152	152
of which equity method investments	0	0	118	118
of which equity securities (without a readily determinable fair value)	0	0	21	21
Net loans	0	12	5	17
Other assets	0	29	110	139
of which loans held-for-sale	0	28	45	73
of which premises, equipment and right-of-use assets	0	1	60	61
Total assets recorded at fair value on a nonrecurring basis	0	41	267	308
Liabilities (CHF million)
Other liabilities	0	0	21	21
of which commitments held-for-sale	0	0	21	21
Total liabilities recorded at fair value on a nonrecurring basis	0	0	21	21

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
Quantitative information about level 3 assets and liabilities measured at fair value on a nonrecurring basis
end of 2022	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
Assets (CHF million, except where indicated)
Other investments	106
of which equity method investments	78	Discounted cash flow	Discount rate, in %	8	18	15
of which equity securities (without a readily determinable fair value)	28
of which	13	Discounted cash flow	Discount rate, in %	12	16	14
of which	13	Market comparable	Price, in actuals	3	6,181	1,310
Other assets	44
of which loans held-for-sale	32	Market comparable	Price, in %	90	90	90
of which real estate held-for-sale	12	Market comparable	Price, in actuals	0	144	55
Liabilities (CHF million, except where indicated)
Other liabilities	21
of which commitments held-for-sale	21	Market comparable	Price, in %	87	96	90

end of 2021
Assets (CHF million, except where indicated)
Other investments	152
of which equity method investments	118	Discounted cash flow	Discount rate, in %	8	13	13
of which equity securities (without a readily determinable fair value)	21
of which	16	Discounted cash flow	Discount rate, in %	12	16	14
of which	5	Market comparable	Price per share, in actuals	5	6,003	2,441
Other assets	110
of which loans held-for-sale	45	Market comparable	Price, in %	80	100	88
of which premises, equipment and right-of-use assets	60	Market comparable	Price, in actuals	60	60	60
Liabilities (CHF million, except where indicated)
Other liabilities	21
of which commitments held-for-sale	21	Market comparable	Price, in %	80	97	83
1 Weighted average is calculated based on the fair value of the instruments.

Fair Value, Option, Quantitative Disclosures [Table Text Block]
Difference between the aggregate fair value and unpaid principal balances of fair value option-elected financial instruments
	2022			2021
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	40,793	40,665	128	68,623	68,565	58
Loans	7,358	8,241	(883)	10,243	11,035	(792)
Other assets [1]	8,544	10,937	(2,393)	8,624	10,777	(2,153)
Due to banks and customer deposits	(458)	(562)	104	(493)	(442)	(51)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,042)	(13,933)	(109)	(13,213)	(13,212)	(1)
Short-term borrowings	(6,783)	(6,892)	109	(10,690)	(10,996)	306
Long-term debt [2]	(58,721)	(72,788)	14,067	(68,722)	(71,833)	3,111
Other liabilities	(888)	(1,043)	155	(1,170)	(1,403)	233

Non-accrual loans [3,4]	733	2,213	(1,480)	843	2,657	(1,814)
1 Primarily loans held-for-sale.
2
Long-term debt includes both principal-protected and non-principal protected instruments. For non-principal-protected instruments, the original notional amount has been reported in the aggregate unpaid principal.

3 Generally, a loan is deemed non-accrual when the contractual payments of principal and/or interest are more than 90 days past due.
4 Included in loans or other assets.
Gains and losses on financial instruments
	2022		2021		2020
in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,450	[1]	638	[1]	1,198	[1]
Other investments	(51)	[2]	304	[2]	397	[2]
of which related to credit risk	(3)		2		1
Loans	163	[1]	443	[1]	510	[1]
of which related to credit risk	(239)		(13)		(181)
Other assets	246	[1]	519	[1]	489	[1]
of which related to credit risk	(202)		133		(106)
Due to banks and customer deposits	(44)	[3]	(22)	[3]	(10)	[3]
of which related to credit risk	(1)		0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(156)	[1]	(43)	[1]	(58)	[1]
Short-term borrowings	1,916	[3]	98	[3]	(687)	[3]
of which related to credit risk	1		2		0
Long-term debt	6,935	[3]	(3,005)	[3]	(2,294)	[3]
of which related to credit risk	3		0		11
Other liabilities	54	[2]	171	[3]	(20)	[3]
of which related to credit risk	(164)		71		(15)
1 Primarily recognized in net interest income.
2 Primarily recognized in other revenues.
3 Primarily recognized in trading revenues.

Fair Value, by Balance Sheet Grouping [Table Text Block]
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2022 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	18,005	0	18,005	0	18,005
Investment securities	921	911	0	0	911
Loans	252,886	0	237,101	12,743	249,844
Other financial assets [1]	92,215	68,836	20,311	2,928	92,075
Financial liabilities
Due to banks and customer deposits	242,188	148,770	93,326	0	242,096
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	6,238	0	6,238	0	6,238
Short-term borrowings	5,631	0	5,629	0	5,629
Long-term debt	98,515	0	83,381	9,834	93,215
Other financial liabilities [2]	8,411	0	7,866	527	8,393
2021 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,283	0	35,283	0	35,283
Loans	277,766	0	272,527	13,722	286,249
Other financial assets [1]	180,024	164,097	15,469	503	180,069
Financial liabilities
Due to banks and customer deposits	407,607	243,324	164,289	0	407,613
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	22,061	0	22,061	0	22,061
Short-term borrowings	8,703	0	8,702	0	8,702
Long-term debt	98,174	0	98,841	1,716	100,557
Other financial liabilities [2]	12,460	1	12,021	443	12,465
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes cash collateral on derivative instruments and interest and fee payables.

Bank
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Assets and liabilities measured at fair value on a recurring basis
end of 2022	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	198	0	–		–		198
Interest-bearing deposits with banks	0	14	0	–		–		14
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	100	40,693	0	–		–		40,793
Securities received as collateral	2,318	660	0	–		–		2,978
Trading assets	33,724	105,555	3,828	(77,695)		543		65,955
of which debt securities	13,084	23,288	1,211	–		31		37,614
of which foreign government	10,117	5,597	86	–		–		15,800
of which corporates	2,718	4,998	413	–		31		8,160
of which RMBS	5	10,417	444	–		–		10,866
of which CDO	197	941	216	–		–		1,354
of which equity securities	11,772	676	222	–		512		13,182
of which derivatives	7,571	79,606	1,661	(77,695)		–		11,143
of which interest rate products	1,617	31,900	671	–		–		–
of which foreign exchange products	24	25,512	17	–		–		–
of which equity/index-related products	5,927	18,669	295	–		–		–
of which credit derivatives	0	3,059	130	–		–		–
of which other derivatives	0	197	548	–		–		–
of which other trading assets	1,297	1,985	734	–		–		4,016
Investment securities	0	796	0	–		–		796
Other investments	0	17	3,313	–		400		3,730
of which other equity investments	0	17	2,725	–		328		3,070
of which life finance instruments	0	0	587	–		–		587
Loans	0	6,318	1,040	–		–		7,358
of which commercial and industrial loans	0	2,381	300	–		–		2,681
of which financial institutions	0	2,591	398	–		–		2,989
of which government and public institutions	0	1,112	254	–		–		1,366
Other intangible assets (mortgage servicing rights)	0	44	359	–		–		403
Other assets	78	8,316	773	(220)		–		8,947
of which failed purchases	54	664	12	–		–		730
of which loans held-for-sale	0	7,165	648	–		–		7,813
Total assets at fair value	36,220	162,611	9,313	(77,915)		943		131,172
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2022	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	490	0	–		–		490
Customer deposits	0	2,212	252	–		–		2,464
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	14,133	0	–		–		14,133
Obligation to return securities received as collateral	2,318	660	0	–		–		2,978
Trading liabilities	13,131	83,351	1,881	(80,026)		–		18,337
of which short positions	6,556	2,595	16	–		–		9,167
of which debt securities	3,228	2,232	1	–		–		5,461
of which foreign government	3,150	272	0	–		–		3,422
of which corporates	53	1,957	1	–		–		2,011
of which equity securities	3,328	363	15	–		–		3,706
of which derivatives	6,575	80,756	1,640	(80,026)		–		8,945
of which interest rate products	1,566	30,288	118	–		–		–
of which foreign exchange products	20	26,180	1	–		–		–
of which equity/index-related products	4,981	20,731	1,083	–		–		–
of which credit derivatives	0	3,157	242	–		–		–
of which other derivatives	5	210	196	–		–		–
of which other trading liabilities	0	0	225	–		–		225
Short-term borrowings	0	6,330	453	–		–		6,783
Long-term debt	0	51,185	6,734	–		–		57,919
of which structured notes over one year and up to two years	0	10,697	439	–		–		11,136
of which structured notes over two years	0	23,409	4,307	–		–		27,716
of which other debt instruments over two years	0	2,961	1,728	–		–		4,689
of which high-trigger instruments	0	7,484	28	–		–		7,512
Other liabilities	133	3,794	203	(1,844)		–		2,286
Total liabilities at fair value	15,582	162,155	9,523	(81,870)		–		105,390
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2021	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	308	0	–		–		308
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	68,623	0	–		–		68,623
Securities received as collateral	13,848	1,155	14	–		–		15,017
Trading assets	54,145	146,768	4,503	(94,782)		665		111,299
of which debt securities	12,191	40,799	1,225	–		82		54,297
of which foreign government	11,996	11,377	35	–		–		23,408
of which corporates	72	9,057	478	–		82		9,689
of which RMBS	0	17,033	424	–		–		17,457
of which equity securities	34,342	1,486	195	–		583		36,606
of which derivatives	6,224	103,930	2,187	(94,782)		–		17,559
of which interest rate products	721	48,083	624	–		–		–
of which foreign exchange products	123	20,686	53	–		–		–
of which equity/index-related products	5,348	29,808	212	–		–		–
of which other derivatives	0	196	1,034	–		–		–
of which other trading assets	1,388	553	896	–		–		2,837
Investment securities	0	1,003	0	–		–		1,003
Other investments	0	23	3,666	–		404		4,093
of which other equity investments	0	23	2,863	–		351		3,237
of which life finance instruments	0	0	789	–		–		789
Loans	0	8,709	1,534	–		–		10,243
of which commercial and industrial loans	0	2,267	717	–		–		2,984
of which financial institutions	0	3,840	465	–		–		4,305
of which government and public institutions	0	1,747	289	–		–		2,036
Other intangible assets (mortgage servicing rights)	0	57	167	–		–		224
Other assets	121	8,750	694	(381)		–		9,184
of which failed purchases	98	1,135	11	–		–		1,244
of which loans held-for-sale	0	6,818	562	–		–		7,380
Total assets at fair value	68,114	235,396	10,578	(95,163)		1,069		219,994
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2021	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	477	0	–		–		477
Customer deposits	0	3,306	394	–		–		3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	13,307	0	–		–		13,307
Obligation to return securities received as collateral	13,848	1,155	14	–		–		15,017
Trading liabilities	19,423	105,865	2,809	(100,559)		1		27,539
of which short positions	11,693	4,974	25	–		1		16,693
of which debt securities	2,809	4,865	3	–		–		7,677
of which foreign government	2,667	968	0	–		–		3,635
of which corporates	113	3,839	3	–		–		3,955
of which equity securities	8,884	109	22	–		1		9,016
of which derivatives	7,730	100,891	2,542	(100,559)		–		10,604
of which interest rate products	776	44,039	26	–		–		–
of which foreign exchange products	133	22,646	57	–		–		–
of which equity/index-related products	6,812	27,919	1,787	–		–		–
of which other trading liabilities	0	0	242	–		–		242
Short-term borrowings	0	9,658	1,032	–		–		10,690
Long-term debt	0	58,112	9,676	–		–		67,788
of which structured notes over one year and up to two years	0	11,036	1,464	–		–		12,500
of which structured notes over two years	0	24,168	6,318	–		–		30,486
of which other debt instruments over two years	0	3,223	1,854	–		–		5,077
of which high-trigger instruments	0	10,708	0	–		–		10,708
of which other subordinated bonds	0	7,133	0	–		–		7,133
Other liabilities	348	2,008	517	(305)		–		2,568
Total liabilities at fair value	33,619	193,888	14,442	(100,864)		1		141,086
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
2022	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0	0	0	3	(3)	0	0	0	0	0	0	0	0	0
Securities received as collateral	14	0	0	0	(14)	0	0	0	0	0	0	0	0	0	0	0
Trading assets	4,503	1,818	(2,057)	5,563	(5,184)	967	(1,076)	83	(847)	0	(9)	0	0	67	3,828	(193)
of which debt securities	1,225	1,206	(1,090)	4,622	(4,185)	0	0	(106)	(499)	0	(9)	0	0	47	1,211	215
of which corporates	478	452	(582)	3,933	(3,342)	0	0	(97)	(464)	0	0	0	0	35	413	226
of which RMBS	424	312	(179)	306	(564)	0	0	3	133	0	0	0	0	9	444	4
of which CDO	245	201	(138)	103	(148)	0	0	(5)	(39)	0	(9)	0	0	6	216	(6)
of which derivatives	2,187	406	(824)	0	0	967	(918)	144	(301)	0	0	0	0	0	1,661	(328)
of which interest rate products	624	11	(182)	0	0	89	(66)	(5)	229	0	0	0	0	(29)	671	166
of which equity/index-related products	212	262	(416)	0	0	473	(284)	106	(55)	0	0	0	0	(3)	295	2
of which credit derivatives	264	115	(189)	0	0	65	(142)	31	(19)	0	0	0	0	5	130	1
of which other derivatives	1,034	9	(4)	0	0	330	(317)	4	(537)	0	0	0	0	29	548	(489)
of which other trading assets	896	27	(51)	827	(923)	0	(158)	6	94	0	0	0	0	16	734	(123)
Other investments	3,666	69	(13)	65	(206)	0	0	0	(253)	0	(57)	0	0	42	3,313	(95)
of which other equity investments	2,863	69	0	37	(16)	0	0	0	(190)	0	(65)	0	0	27	2,725	(50)
of which life finance instruments	789	0	0	28	(182)	0	0	0	(63)	0	0	0	0	15	587	(45)
Loans	1,534	566	(470)	16	(45)	63	(667)	39	(46)	0	(6)	0	0	56	1,040	(92)
of which commercial and industrial loans	717	163	(327)	0	(18)	4	(218)	12	(50)	0	(6)	0	0	23	300	(74)
of which financial institutions	465	141	(41)	15	(15)	58	(293)	16	29	0	0	0	0	23	398	9
of which government and public institutions	289	91	(39)	1	0	1	(72)	1	(24)	0	0	0	0	6	254	(25)
Other intangible assets (mortgage servicing rights)	167	187	0	0	0	0	0	0	4	0	0	0	0	1	359	4
Other assets	694	452	(289)	743	(593)	157	(417)	46	(49)	0	3	0	0	26	773	(31)
of which loans held-for-sale	562	379	(232)	724	(591)	157	(415)	15	26	0	0	0	0	23	648	(15)
Total assets at fair value	10,578	3,092	(2,829)	6,387	(6,042)	1,190	(2,163)	168	(1,191)	0	(69)	0	0	192	9,313	(407)
Liabilities (CHF million)
Customer deposits	394	0	0	0	0	0	(18)	0	(49)	0	0	0	(57)	(18)	252	(120)
Obligation to return securities received as collateral	14	0	0	0	(14)	0	0	0	0	0	0	0	0	0	0	0
Trading liabilities	2,809	1,784	(1,381)	33	(106)	844	(2,066)	52	(165)	0	0	0	0	77	1,881	224
of which derivatives	2,542	1,651	(1,353)	0	0	844	(2,066)	51	(98)	0	0	0	0	69	1,640	216
of which equity/index-related products	1,787	615	(1,027)	0	0	476	(520)	(5)	(273)	0	0	0	0	30	1,083	(38)
of which credit derivatives	374	991	(201)	0	0	176	(1,329)	26	172	0	0	0	0	33	242	152
of which other derivatives	298	0	(5)	0	0	143	(174)	3	(79)	0	0	0	0	10	196	(5)
Short-term borrowings	1,032	204	(684)	0	0	785	(815)	(75)	(8)	0	0	0	0	14	453	9
Long-term debt	9,676	3,116	(6,609)	0	0	7,730	(5,575)	(557)	(785)	0	0	(51)	(350)	139	6,734	(422)
of which structured notes over two years	6,318	2,502	(4,930)	0	0	6,589	(4,729)	(418)	(737)	0	0	(49)	(344)	105	4,307	(487)
of which other debt instruments over two years	1,854	0	0	0	0	166	(279)	0	(38)	0	0	0	0	25	1,728	83
Other liabilities	517	126	(305)	22	(89)	110	(136)	82	(90)	(46)	1	0	0	11	203	11
Total liabilities at fair value	14,442	5,230	(8,979)	55	(209)	9,469	(8,610)	(498)	(1,097)	(46)	1	(51)	(407)	223	9,523	(298)
Net assets/(liabilities) at fair value	(3,864)	(2,138)	6,150	6,332	(5,833)	(8,279)	6,447	666	(94)	46	(70)	51	407	(31)	(210)	(109)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 2022, changes in net unrealized gains/(losses) of CHF (472) million and CHF (50) million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF 413 million were recorded in gains/(losses) on liabilities relating to credit risk in accumulated other comprehensive income/(loss).

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues		Other revenues		Accumulated other comprehensive income
2021	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Securities received as collateral	101	0	0	73	(164)	0	0	0	0	0	0	0	0	4	14	0
Trading assets	7,535	1,345	(3,413)	4,867	(5,685)	874	(1,629)	(133)	509	0	(1)	0	0	234	4,503	52
of which debt securities	2,253	878	(1,701)	3,668	(4,141)	0	0	(331)	509	0	(1)	0	0	91	1,225	103
of which corporates	1,270	471	(747)	2,753	(3,483)	0	0	(321)	472	0	0	0	0	63	478	154
of which RMBS	557	158	(615)	654	(385)	0	0	(25)	59	0	0	0	0	21	424	(15)
of which derivatives	3,911	314	(1,551)	0	0	874	(1,514)	79	(16)	0	0	0	0	90	2,187	116
of which interest rate products	733	58	(222)	0	0	175	(79)	(8)	(14)	0	0	0	0	(19)	624	141
of which other derivatives	1,079	1	0	0	0	311	(325)	0	(73)	0	0	0	0	41	1,034	(81)
of which other trading assets	1,247	31	(90)	1,035	(1,371)	0	(115)	62	49	0	0	0	0	48	896	(96)
Other investments	3,054	99	(758)	1,513	(658)	0	0	0	86	0	267	0	0	63	3,666	120
of which other equity investments	2,132	65	(757)	1,478	(443)	0	0	0	96	0	262	0	0	30	2,863	80
of which life finance instruments	920	0	0	33	(188)	0	0	0	(10)	0	0	0	0	34	789	39
Loans	3,669	257	(1,315)	362	(194)	207	(1,620)	7	55	0	(3)	0	0	109	1,534	(59)
of which commercial and industrial loans	1,347	213	(364)	10	(133)	162	(643)	19	74	0	(3)	0	0	35	717	6
of which financial institutions	1,082	43	(340)	0	(42)	34	(409)	1	70	0	0	0	0	26	465	27
of which government and public institutions	729	1	(298)	0	(1)	(1)	(68)	(12)	(88)	0	0	0	0	27	289	(87)
Other intangible assets (mortgage servicing rights)	180	0	0	22	0	0	0	0	0	0	(42)	0	0	7	167	(42)
Other assets	1,825	370	(902)	3,447	(3,269)	120	(924)	14	(41)	0	0	0	0	54	694	(137)
of which loans held-for-sale	1,576	360	(855)	3,394	(3,222)	120	(921)	25	41	0	0	0	0	44	562	(104)
Total assets at fair value	16,364	2,071	(6,388)	10,284	(9,970)	1,201	(4,173)	(112)	609	0	221	0	0	471	10,578	(66)
Liabilities (CHF million)
Customer deposits	448	0	0	0	0	0	0	0	(18)	0	0	0	(14)	(22)	394	(29)
Obligation to return securities received as collateral	101	0	0	73	(164)	0	0	0	0	0	0	0	0	4	14	0
Trading liabilities	4,246	1,007	(2,703)	45	(56)	1,135	(1,498)	340	138	0	0	0	0	155	2,809	653
of which derivatives	3,937	838	(2,553)	0	0	1,135	(1,498)	340	201	0	0	0	0	142	2,542	644
of which equity/index-related derivatives	2,010	562	(1,498)	0	0	581	(644)	353	352	0	0	0	0	71	1,787	712
Short-term borrowings	701	359	(550)	0	0	1,766	(1,363)	(35)	128	0	0	0	0	26	1,032	72
Long-term debt	7,286	4,767	(6,698)	0	0	11,323	(6,863)	(36)	(324)	0	0	0	(49)	270	9,676	(31)
of which structured notes over one year and up to two years	1,133	1,802	(1,979)	0	0	2,052	(1,663)	(26)	104	0	0	(1)	(1)	43	1,464	(2)
of which structured notes over two years	5,526	2,965	(4,314)	0	0	7,540	(5,038)	11	(528)	0	0	1	(47)	202	6,318	(312)
of which other debt instruments over two years	165	0	(2)	0	0	1,616	(36)	0	105	0	0	0	0	6	1,854	306
Other liabilities	1,250	21	(538)	51	(89)	116	(493)	10	(28)	109	66	0	0	42	517	26
Total liabilities at fair value	14,032	6,154	(10,489)	169	(309)	14,340	(10,217)	279	(104)	109	66	0	(63)	475	14,442	691
Net assets/(liabilities) at fair value	2,332	(4,083)	4,101	10,115	(9,661)	(13,139)	6,044	(391)	713	(109)	155	0	63	(4)	(3,864)	(757)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 2021, changes in net unrealized gains/(losses) of CHF (841) million and CHF 82 million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF 2 million were recorded in gains/(losses) on liabilities relating to credit risk in accumulated other comprehensive income/(loss).

Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
Gains/(losses) attributable to changes in instrument-specific credit risk
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2022	Cumulative	2021		2022	2021
Financial instruments (CHF million)
Customer deposits	57	0	14		0	0
Short-term borrowings	19	(25)	19		0	0
Long-term debt	6,787	4,656	263		(31)	103
of which treasury debt over two years	3,522	2,656	(134)		0	0
of which structured notes over two years	2,667	1,492	361		(31)	103
Total	6,863	4,631	296		(31)	103
1 Amounts are reflected gross of tax.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions of investment funds measured at NAV per share
	2022						2021
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value of investment funds and unfunded commitments (CHF million)
Funds held in trading assets and trading liabilities	128		415		543	14	193		471		664	24
Private equity funds	58		0		58	48	39		0		39	42
Hedge funds	13		1		14	1	12		2		14	1
Equity method investment funds	315		13		328	114	336		15		351	124
Funds held in other investments	386		14		400	163	387		17		404	167
Fair value of investment funds and unfunded commitments	514	[1]	429	[2]	943	177	580	[3]	488	[4]	1,068	191
1 CHF 276 million of the underlying assets had known liquidation periods and for CHF 238 million, the timing of liquidation was unknown.
2 CHF 234 million was redeemable on demand with a notice period of primarily less than 30 days.
3 CHF 339 million of the underlying assets had known liquidation periods and for CHF 241 million, the timing of liquidation was unknown.
4 CHF 304 million was redeemable on demand with a notice period of primarily less than 30 days.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Text Block]
Assets and liabilities measured at fair value on a nonrecurring basis
end of 2022	Level 1	Level 2	Level 3	Total
Assets (CHF million)
Other investments	0	259	106	365
of which equity method investments	0	0	78	78
of which equity securities (without a readily determinable fair value)	0	259	28	287
Net loans	0	14	1	15
Other assets	0	39	44	83
of which loans held-for-sale	0	39	32	71
of which real estate held-for-sale	0	0	12	12
Total assets recorded at fair value on a nonrecurring basis	0	312	151	463
Liabilities (CHF million)
Other liabilities	0	2	21	23
of which commitments held-for-sale	0	2	21	23
Total liabilities recorded at fair value on a nonrecurring basis	0	2	21	23

end of 2021
Assets (CHF million)
Other investments	0	0	152	152
of which equity method investments	0	0	118	118
of which equity securities (without a readily determinable fair value)	0	0	21	21
Net loans	0	12	5	17
Other assets	0	29	110	139
of which loans held-for-sale	0	28	45	73
of which premises, equipment and right-of-use assets	0	1	60	61
Total assets recorded at fair value on a nonrecurring basis	0	41	267	308
Liabilities (CHF million)
Other liabilities	0	0	21	21
of which commitments held-for-sale	0	0	21	21
Total liabilities recorded at fair value on a nonrecurring basis	0	0	21	21

Fair Value, Option, Quantitative Disclosures [Table Text Block]
Difference between the aggregate fair value and unpaid principal balances of fair value option-elected financial instruments
	2022			2021
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	40,793	40,665	128	68,623	68,565	58
Loans	7,358	8,241	(883)	10,243	11,035	(792)
Other assets [1]	8,544	10,937	(2,393)	8,624	10,777	(2,153)
Due to banks and customer deposits	(458)	(562)	104	(493)	(442)	(51)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,133)	(14,024)	(109)	(13,307)	(13,306)	(1)
Short-term borrowings	(6,783)	(6,892)	109	(10,690)	(10,996)	306
Long-term debt [2]	(57,919)	(71,891)	13,972	(67,788)	(70,946)	3,158
Other liabilities	(888)	(1,043)	155	(1,170)	(1,403)	233

Non-accrual loans [3,4]	733	2,213	(1,480)	843	2,657	(1,814)
1 Primarily loans held-for-sale.
2
Long-term debt includes both principal-protected and non-principal protected instruments. For non-principal-protected instruments, the original notional amount has been reported in the aggregate unpaid principal.

3 Generally, a loan is deemed non-accrual when the contractual payments of principal and/or interest are more than 90 days past due.
4 Included in loans or other assets.
Gains and losses on financial instruments
	2022		2021		2020
in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,450	[1]	638	[1]	1,198	[1]
Other investments	(51)	[2]	304	[2]	397	[2]
of which related to credit risk	(3)		2		1
Loans	163	[1]	443	[1]	510	[1]
of which related to credit risk	(239)		(13)		(181)
Other assets	246	[1]	519	[1]	489	[1]
of which related to credit risk	(202)		133		(106)
Due to banks and customer deposits	(44)	[3]	(22)	[3]	(10)	[3]
of which related to credit risk	(1)		0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(156)	[1]	(43)	[1]	(58)	[1]
Short-term borrowings	1,916	[3]	98	[3]	(687)	[3]
of which related to credit risk	1		2		0
Long-term debt	6,767	[3]	(2,644)	[3]	(2,349)	[3]
of which related to credit risk	3		0		11
Other liabilities	54	[2]	171	[3]	(20)	[3]
of which related to credit risk	(164)		71		(15)
1 Primarily recognized in net interest income.
2 Primarily recognized in other revenues.
3 Primarily recognized in trading revenues.

Fair Value, by Balance Sheet Grouping [Table Text Block]
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2022 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	18,005	0	18,005	0	18,005
Investment securities	921	911	0	0	911
Loans	256,825	0	241,035	12,743	253,778
Other financial assets [1]	91,451	68,104	20,246	2,922	91,272
Financial liabilities
Due to banks and customer deposits	243,506	149,696	93,714	0	243,410
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	6,238	0	6,238	0	6,238
Short-term borrowings	7,705	0	7,703	0	7,703
Long-term debt	92,742	0	73,596	13,366	86,962
Other financial liabilities [2]	8,551	0	7,984	523	8,507
2021 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,283	0	35,283	0	35,283
Loans	286,438	0	281,195	13,722	294,917
Other financial assets [1]	179,217	163,307	15,457	494	179,258
Financial liabilities
Due to banks and customer deposits	408,624	244,155	164,475	0	408,630
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	22,061	0	22,061	0	22,061
Short-term borrowings	14,646	0	14,646	0	14,646
Long-term debt	92,908	0	93,597	1,702	95,299
Other financial liabilities [2]	12,542	0	12,105	441	12,546
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes cash collateral on derivative instruments and interest and fee payables.